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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2005 through January 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                    IBBOTSON
                                ASSET ALLOCATION
                                     SERIES

                                   Semiannual
                                     Report

                                     1/31/06

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Market Overview and Outlook                                                    4

Comparing Ongoing Fund Expenses                                                7

Portfolio Reviews                                                             15

Prices and Distributions                                                      17

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                          19

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                          24

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                          29

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                          34

Schedule of Investments                                                       39

Financial Statements                                                          43

Notes to Financial Statements                                                 65

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       76

Trustees, Officers and Service Providers                                      80

Pioneer Ibbotson Asset Allocation Series

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We would like to extend a special welcome to fund investors who have joined us from the AmSouth Funds. On September 23, 2005 the transaction bringing all of the AmSouth Funds to Pioneer Investments was finalized.

As we look back at 2005, U.S. investors can see a year of major challenges, though without much change in the market indices. The problems in Iraq continued, oil prices rose, and three major hurricanes hit the United States. Short-term interest rates ratcheted steadily higher. Nevertheless, inflation remained low, the economy and corporate earnings continued to grow, and intermediate and long-term rates stayed about the same, signaling market confidence that the Federal Reserve could control the inflationary pressures induced by a rising economy.

The growing economy and profits were not reflected in the small gains in the major U.S. stock market indices, as declining Price/Earnings ratios largely offset earnings gains. Among capitalization ranges, Mid-caps continued to lead, while Growth returns lagged Value only modestly.

The U.S. economy faces challenges in 2006, but from a position of relative strength. Although overall U.S. economic growth may slow somewhat in 2006, this would not necessarily be bad news for investors who are more concerned about inflation risk than the risk of economic weakness.

Fourth quarter gross domestic (GDP) product was slower than the preceding quarters, but this may be more of an aberration than an emerging trend as the first quarter GDP is likely to be quite strong. Past increases in interest rates and energy prices have not stalled economic, employment, or profit growth yet. Recent Fed language ("...some further measured policy firming may be needed to keep the risks to the attainment of both sustainable economic growth and price stability roughly in balance.") suggested it is nearing the end of its steady tightening of monetary policy. That said, the Fed has signaled it is willing to continue to raise rates to prevent possible economic overheating and a rise in inflation. In the interim, growth appears solid and inflation appears to still be well-contained.

In 2005, rising interest rates and improving business conditions helped the dollar strengthen versus the euro, yen, and other key

Pioneer Ibbotson Asset Allocation Series

Letter

currencies. The stronger dollar muted -- for U.S. investors -- the high stock returns local investors in international markets enjoyed. Looking forward, the economies of Europe, Japan, and the emerging markets appear likely to exhibit continued growth and we continue to have a positive view of the opportunities in international equity markets for the coming year. Like the U.S. Fed, though, the European Central Bank and the Bank of Japan appear to be moving toward higher interest rate policies as their economies strengthen, limiting the opportunity for bond market rallies.

The breadth of economic possibilities here and abroad underscores the importance of maintaining a well-diversified portfolio. We believe this is a good time for investors to review their portfolio holdings with their advisor and determine if their portfolios are positioned to benefit from the wide range of investment opportunities that exist across many asset classes, and from the risk reduction that prudent asset allocation can offer.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing, consider the fund's objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Read it carefully.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/06
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the portfolios in the Pioneer Ibbotson Asset Allocation Series during the semiannual period ended January 31, 2006.

Q. Could you characterize the economic backdrop during the six months ended January 31, 2006?

A. The U.S. economy continued to display healthy, if somewhat more moderate, growth over the period. Inflation has shown signs of picking up, driven primarily by high energy prices, although core inflation (which excludes energy and food) has remained relatively subdued. A major development during the period was the widespread damage that ensued as Hurricanes Katrina and Rita hit the Gulf Coast in late August and September, respectively. The short-term economic impact of this year's catastrophic hurricane season is expected to be a modest drag on growth. On the interest rate front, the Federal Reserve began to raise short-term rates in 2004 and has maintained a policy of gradual tightening to keep economic growth in check. Surprisingly, long-term interest rates have been relatively stable for much of this cycle of Fed tightening, although they did finally begin to show signs of trending upwards during the period. In this environment, equity markets overall have basically fluctuated within a range. Performance eased during the period for the credit sensitive sectors of the bond market, which had experienced an extended run of attractive relative and absolute returns.

Q. What were the strategic considerations that you applied to the portfolios in allocating assets?

A. Assets have continued to be invested in keeping with the respective broad asset allocation and specific mutual fund targets initially established for each portfolio. In addition, we implemented three strategies across all the portfolios.

     First, within the U.S. stock portion of the portfolios, as the semiannual period began we maintained a moderate emphasis on value stocks and a corresponding underweighting of more growth-oriented investments. This was done because we believed the U.S. economy was in a slowing growth cycle that would favor value equities with relatively stable earnings prospects. We also believed that the potential for higher inflation and interest rates favored the value

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    investment style over growth. Our equity valuation and momentum models further supported this assessment. As the period progressed, we removed this overweighting of value stocks in favor of a neutral position between the growth and value categories. This reflects our current view that there is no clear direction with respect to leadership within the U.S. equity market that would support an overweighting of either category, especially given the additional uncertainty in the aftermath of Katrina and Rita. With respect to the other equity asset classes, the portfolios' targeted exposure across large-, mid-, and small-cap equities remained neutral throughout the period. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

    The second strategic emphasis has been within the bond portion of the portfolios, where we have continued to implement an underweighting of the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. We believe that the prospect is for higher long-term U.S. interest rates given the "twin" current account and budget deficits, and that shorter duration fixed income investments present a more attractive alternative. While this positioning has not helped our performance as the yield curve has flattened, we continue to believe that long-term rates will exhibit upward trends, and we are maintaining this allocation. Elsewhere within fixed income, we have maintained neutral positions in the high yield bond offering, as well as in the non-U.S. fixed income option.

    Finally, we continue to underweight REITs (real estate investment trusts) in view of their extended run of outperformance and the prospect of higher market interest rate levels. REITs have provided exceptional returns over most of the past several years and are fully valued in our view, especially given our expectation for continued cooling in the real estate sector. In addition, REITs are traditionally most attractive to investors seeking income return and have benefited from low interest rates. As rates eventually move up, this supporting factor will no longer be in place.

    Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocations. In this vein, U.S. consumer sentiment has recently shown signs of weakening while inflation has strengthened somewhat, in both cases reflecting to a degree higher energy prices. In addition, the yield curve flattened significantly over the second half of 2005, a trend that in the past has often been

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 1/31/06                                  (continued)
--------------------------------------------------------------------------------

    associated with a slowing economy. The impact on consumer spending of the slowing housing market, driven in part by the Fed's recent tightening, will also bear close watching. We continue to view the financial markets as lacking in clear direction, making appropriate diversification across asset classes more important than ever as we enter a new calendar year.

Each portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 15 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2005 through January 31, 2006.

Share Class                           A              B              C              Y
-----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                         $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value
On 1/31/06                        $1,031.40      $1,026.50      $1,026.60      $1,033.30

Expenses Paid During Period*      $    7.32      $   11.90      $   11.90      $    5.43

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.43%, 2.33%, 2.33% and 1.06% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/06                              (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2005 through January 31, 2006.

Share Class                     A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                  $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value
On 1/31/06                 $1,018.00    $1,013.46    $1,013.46    $1,019.86

Expenses Paid During
Period*                    $    7.27    $   11.82    $   11.82    $    5.40

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.43%, 2.33%, 2.33% and 1.06% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2005 through January 31, 2006.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                         $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value
On 1/31/06                        $1,057.20      $1,052.40      $1,052.10      $1,059.30

Expenses Paid During Period*      $    7.26      $   12.00      $   11.33      $    5.45

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.40%, 2.32%, 2.19% and 1.05%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/06                              (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2005 through January 31, 2006.

Share Class                     A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                   $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value
On 1/31/06                  $1,018.15    $1,013.51    $1,014.17    $1,019.91

Expenses Paid During
Period*                     $    7.12    $   11.77    $   11.12    $    5.35

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.40%, 2.32%, 2.19% and 1.05%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2005 through January 31, 2006.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                         $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value
On 1/31/06                        $1,074.30      $1,069.70      $1,069.70      $1,076.60

Expenses Paid During Period*      $    8.26      $   12.52      $   11.95      $    5.97

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.58%, 2.40%, 2.29% and 1.14%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/06                              (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2005 through January 31, 2006.

Share Class                    A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                  $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value
On 1/31/06                 $1,017.24    $1,013.11    $1,013.66    $1,019.46

Expenses Paid During
Period*                    $    8.03    $   12.18    $   11.62    $    5.80

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.58%, 2.40%, 2.29% and 1.14%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2005 through January 31, 2006.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                         $1,000.00      $1,000.00      $1,000.00      $1,000.00

Ending Account Value
On 1/31/06                        $1,088.60      $1,084.30      $1,083.20      $1,090.50

Expenses Paid During Period*      $    8.95      $   13.13      $   12.81      $    6.43

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.70%, 2.50%, 2.44% and 1.22%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 1/31/06                              (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2005 through January 31, 2006.

Share Class                     A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value
On 8/1/05                   $1,000.00    $1,000.00    $1,000.00    $1,000.00

Ending Account Value
On 1/31/06                  $1,016.64    $1,012.60    $1,012.91    $1,019.06

Expenses Paid During
Period*                     $    8.64    $   12.68    $   12.38    $    6.21

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.70%, 2.50%, 2.44% and 1.22%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/06
--------------------------------------------------------------------------------

Conservative Allocation

The Fund's total return for the semiannual period beginning July 31, 2005 and ending January 31, 2006 was 3.14% for Class A shares, at net asset value.

The Fund targeted an asset allocation of between 20-40% equities and between 60-80% fixed-income during the period. Within the equity portion of the Fund, Pioneer Oak Ridge Large Cap Growth Fund was the largest holding at 7.98% of assets on January 31, 2006. Pioneer International Equity Fund was the next largest equity holding at 7.01% of assets. Within the fixed income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 24.00%, followed by Pioneer Bond Fund at 18.03% of assets.

Moderate Allocation
The Fund's total return for the semiannual period beginning July 31, 2005 and ending January 31, 2006 was 5.72% for Class A shares, at net asset value.

The Fund targeted an asset allocation of between 50-70% equities, between 30-50% fixed income during the period. Within the equity portion of the Fund, Pioneer Oak Ridge Large Cap Growth Fund was the largest holding at 13.98% of assets on January 31, 2006. Pioneer International Equity Fund was the next largest equity holding at 12.05% of assets. Within the fixed income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 14.02%, followed by Pioneer Bond Fund at 10.03% of assets.

Growth Allocation
The Fund's total return for the semiannual period beginning July 31, 2005 and ending January 31, 2006 was 7.43% for Class A shares, at net asset value.

The Fund targeted an asset allocation of between 70-100% equities, and between 0-30% fixed income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 16.07% of assets on January 31, 2006. The largest domestic equity allocation was to Pioneer Oak Ridge Large Cap Growth Fund (13.99%) followed by Pioneer Research Fund (10.96%). Entering the period, value holdings were weighted slightly above target, reflecting management's view that value stocks were more

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 1/31/06                                            (continued)
--------------------------------------------------------------------------------

attractive than their growth counterparts. However, as the period progressed the Fund targeted a neutral posture with respect to its growth versus value allocation. Within the fixed income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 10.02% of assets, while Pioneer Bond Fund represented 9.04% of assets.

Aggressive Allocation
The Fund's total return for the semiannual period beginning July 31, 2005 and ending January 31, 2006 was 8.86% for Class A shares, at net asset value.

The Fund targeted an asset allocation of between 85-100% equities, and between 0-15% fixed income during the period. Within the equity portion of the fund, Pioneer International Equity Fund was the largest holding at 21.18% of assets on January 31, 2006. On the domestic side, Pioneer Oak Ridge Large Cap Growth Fund (18.06%) and Pioneer Research Fund (11.0%) were the largest holdings. Entering the period, value holdings were weighted slightly above target, reflecting management's view that value stocks were more attractive than their growth counterparts. However, as the period progressed the Fund targeted a neutral posture with respect to its growth versus value allocation. The fixed income portion of the Fund was invested in a long-term bond fund, Pioneer Bond Fund, at 9.03% of assets.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

 Class   1/31/06   7/31/05
------- --------- --------
   A     $10.54    $10.29
   B     $10.48    $10.28
   C     $10.47    $10.26
   Y     $10.56       -

Moderate Allocation Fund

 Class   1/31/06   7/31/05
------- --------- --------
   A     $11.48    $11.15
   B     $11.05    $10.77
   C     $10.98    $10.68
   Y     $11.49       -

Growth Allocation Fund

 Class   1/31/06   7/31/05
------- --------- --------
   A     $12.17    $11.50
   B     $11.09    $10.50
   C     $11.75    $11.10
   Y     $12.20       -

Aggressive Allocation Fund

 Class   1/31/06   7/31/05
------- --------- --------
   A     $12.57    $11.82
   B     $12.07    $11.39
   C     $12.23    $11.54
   Y     $12.61       -

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS                                             (continued)
--------------------------------------------------------------------------------

Distributions Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

                     8/1/05 - 1/31/06
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.0633         $ -           $0.0086
   B      $0.0633         $ -           $0.0086
   C      $0.0633         $ -           $0.0086
   Y      $0.0633         $ -           $0.0086

  Moderate Allocation Fund

                     8/1/05 - 1/31/06
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.0645         $ -           $0.2446
   B      $0.0320         $ -           $0.2446
   C      $0.0149         $ -           $0.2446
   Y      $0.0774         $ -           $0.2446

  Growth Allocation Fund

                     8/1/05 - 1/31/06
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.0493         $ -           $0.129
   B      $0.0185         $ -           $0.129
   C      $  -            $ -           $0.129
   Y      $0.0642         $ -           $0.129

  Aggressive Allocation Fund

                     8/1/05 - 1/31/06
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A      $0.0162         $ -           $0.2687
   B      $  -            $ -           $0.2687
   C      $  -            $ -           $0.2687
   Y      $0.0281         $ -           $0.2687

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/06
--------------------------------------------------------------------------------

 Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income       70%
Equity             30%

Large Cap Growth Stocks      9.0%
--------------------------------
Large Cap Value Stocks       9.0
--------------------------------
Mid/Small Cap Growth Stocks  2.0
--------------------------------
Mid/Small Cap Value Stocks   2.0
--------------------------------
International Stocks         8.0
--------------------------------
Emerging Markets             0.0
--------------------------------
Real Estate (REITs)          0.0
--------------------------------
High Yield Bonds            13.0
--------------------------------
Bonds                       22.0
--------------------------------
Short Term Bonds            25.0
--------------------------------
Cash Equivalents            10.0
--------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
---------------------------------------       ----------------------------------
Pioneer Fund                       3.28%      Pioneer International Equity  7.71%
---------------------------------------       ----------------------------------
Pioneer Research                   7.65       Bonds
---------------------------------------       ----------------------------------
Pioneer Oak Ridge Large Cap Growth 8.77       Pioneer High Yield           11.02
---------------------------------------       ----------------------------------
Pioneer Value                      1.09       Pioneer Bond                 19.81
---------------------------------------       ----------------------------------
Pioneer Cullen Value               2.20       Pioneer Short Term Income    26.37
---------------------------------------       ----------------------------------
Pioneer Mid Cap Growth             1.10       Pioneer Government Income     5.50
---------------------------------------       ----------------------------------
Pioneer Small Cap Value            2.20       Pioneer Strategic Income      3.30
---------------------------------------       ----------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Conservative       Standard & Poor's
                   Allocation Fund                     500 Stock Index
5/05               $9,425                              $10,000
1/06               $9,900                              $10,872

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)

                         Net Asset          Public Offering
Period                  Value (NAV)           Price (POP)
Life-of-Class
(5/12/05)                 6.13%                0.03%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Conservative       Standard & Poor's
                   Allocation Fund                     500 Stock Index
5/05               $10,000                             $10,000
1/06               $10,048                             $10,872

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)

                                If            If
Period                         Held        Redeemed
Life-of-Class
(5/12/05)                      5.53%        1.53%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Conservative       Standard & Poor's
                   Allocation Fund                     500 Stock Index
5/05               $10,000                             $10,000
1/06               $10,339                             $10,872

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                If             If
Period                         Held         Redeemed
Life-of-Class
(5/12/05)                      5.33%         4.33%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Conservative       Standard & Poor's
                   Allocation Fund                     500 Stock Index
5/05               $10,000                             $10,000
1/06               $10,528                             $10,872

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                If            If
Period                         Held        Redeemed
Life-of-Class
(5/12/05)                     6.33%          6.33%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/06
--------------------------------------------------------------------------------

Target Asset Allocations
-------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity         60%
Fixed Income   40%

Large Cap Growth Stocks     15.0%
--------------------------------
Large Cap Value Stocks      15.0
--------------------------------
Mid/Small Cap Growth Stocks  6.0
--------------------------------
Mid/Small Cap Value Stocks   6.0
--------------------------------
International Stocks        12.0
--------------------------------
Emerging Markets             2.0
--------------------------------
Real Estate (REITs)          4.0
--------------------------------
High Yield Bonds             8.0
--------------------------------
Bonds                       13.0
--------------------------------
Short Term Bonds            13.0
--------------------------------
Cash Equivalents             6.0
--------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
-----------------------------------------     ----------------------------------
Pioneer Fund                        6.28%     Pioneer International Equity 12.66%
----------------------------------------      ----------------------------------
Pioneer Research                   10.46      Pioneer Emerging Markets      1.08
----------------------------------------      ----------------------------------
Pioneer Oak Ridge Large Cap Growth 14.69      Bonds
----------------------------------------      ----------------------------------
Pioneer Value                       3.14      Pioneer High Yield            6.34
----------------------------------------      ----------------------------------
Pioneer Cullen Value                3.16      Pioneer Bond                 10.54
----------------------------------------      ----------------------------------
Pioneer Mid Cap Growth              3.16      Pioneer Short Term Income    14.73
----------------------------------------      ----------------------------------
Pioneer Mid Cap Value               1.05      Pioneer Government Income     4.21
----------------------------------------      ----------------------------------
Pioneer Small Cap Value             3.20
----------------------------------------
Pioneer Real Estate                 3.16
----------------------------------------
Pioneer Growth Opportunities        2.14
----------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Moderate           Standard & Poor's
                   Allocation Fund                     500 Stock Index

8/04               $9,425                              $10,000
1/05               $10,077                             $10,772
1/06               $11,175                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                               Net Asset         Public Offering
Period                        Value (NAV)          Price (POP)
Life-of-Class
(8/9/04)                        13.69%               9.23%
1 Year                          10.89                4.50
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Moderate           Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,519                             $10,772
1/06               $11,153                             $11,890

Average Annual Total Returns
(As of January 31, 2006)
                              If               If
Period                       Held           Redeemed
Life-of-Class
(8/9/04)                    10.47%            7.88%
1 Year                       9.82             5.82

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Moderate           Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,653                             $10,772
1/06               $11,701                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                 If              If
Period                          Held          Redeemed
Life-of-Class
(8/9/04)                        9.92%           8.92%
1 Year                          9.84            9.84
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Moderate           Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,690                             $10,772
1/06               $11,888                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                  If               If
Period                           Held           Redeemed
Life-of-Class
(8/9/04)                        13.92%           13.92%
1 Year                          11.21            11.21
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/06
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity           75%
Fixed Income     25%

Large Cap Growth Stocks     16.0%
--------------------------------
Large Cap Value Stocks      17.0
--------------------------------
Mid/Small Cap Growth Stocks  8.0
--------------------------------
Mid/Small Cap Value Stocks   8.0
--------------------------------
International Stocks        16.0
--------------------------------
Emerging Markets             4.1
--------------------------------
Real Estate (REITs)          4.0
--------------------------------
High Yield Bonds             5.0
--------------------------------
Bonds                       11.0
--------------------------------
Short Term Bonds             9.0
--------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                     International Stocks
------------------------------------------      -------------------------------------
Pioneer Fund                          6.97%     Pioneer International Equity   16.05%
------------------------------------------      -------------------------------------
Pioneer Research                     10.94      Pioneer Emerging Markets        3.02
------------------------------------------      -------------------------------------
Pioneer Oak Ridge Large Cap Growth   13.98      Bonds
------------------------------------------      -------------------------------------
Pioneer Value                         3.98      Pioneer High Yield              3.01
------------------------------------------      -------------------------------------
Pioneer Cullen Value                  3.99      Pioneer Bond                    9.02
------------------------------------------      -------------------------------------
Pioneer Mid Cap Growth                4.01      Pioneer Short Term Income      10.01
------------------------------------------      -------------------------------------
Pioneer Mid Cap Value                 1.99      Pioneer Government Income       2.00
------------------------------------------      -------------------------------------
Pioneer Small Cap Value               3.00
------------------------------------------
Pioneer Real Estate                   4.01
------------------------------------------
Pioneer Growth Opportunities          4.02
------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Growth             Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04                $9,425                             $10,000
1/05               $10,267                             $10,772
1/06               $11,702                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                               Net Asset         Public Offering
Period                        Value (NAV)          Price (POP)
Life-of-Class
(8/9/04)                        17.36%              12.76%
1 Year                          13.97                7.43
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Growth             Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,467                             $10,772
1/06               $11,427                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                              If              If
Period                       Held          Redeemed
Life-of-Class
(8/9/04)                    10.03%           7.44%
1 Year                      12.99            8.99
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Growth             Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,709                             $10,772
1/06               $12,098                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                              If              If
Period                       Held          Redeemed
Life-of-Class
(8/9/04)                    14.12%          14.12%
1 Year                      12.97           12.97
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Growth             Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,890                             $10,772
1/06               $12,458                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                  If               If
Period                           Held           Redeemed
Life-of-Class
(8/9/04)                        17.66%           17.66%
1 Year                          14.40            14.40
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 1/31/06
-----------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity         90%
Fixed Income   10%


Large Cap Growth Stocks       18.0%
----------------------------------
Large Cap Value Stocks        18.0
----------------------------------
Mid/Small Cap Growth Stocks   10.0
----------------------------------
Mid/Small Cap Value Stocks    10.0
----------------------------------
International Stocks          21.0
----------------------------------
Emerging Markets               5.0
----------------------------------
Real Estate (REITs)            8.0
----------------------------------
High Yield Bonds               0.0
----------------------------------
Bonds                         10.0
----------------------------------
Short Term Bonds               0.0
----------------------------------
Cash Equivalents               0.0
----------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                     International Stocks
------------------------------------------      -------------------------------------
Pioneer Fund                          6.97%     Pioneer International Equity   21.08%
------------------------------------------      -------------------------------------
Pioneer Research                     10.95      Pioneer Emerging Markets        4.02
------------------------------------------      -------------------------------------
Pioneer Oak Ridge Large Cap Growth   17.97      Bonds
------------------------------------------      -------------------------------------
Pioneer Value                         3.98      Pioneer Bond                    8.99
------------------------------------------      -------------------------------------
Pioneer Cullen Value                  5.00
------------------------------------------
Pioneer Mid Cap Growth                5.02
------------------------------------------
Pioneer Mid Cap Value                 2.98
------------------------------------------
Pioneer Small Cap Value               3.00
------------------------------------------
Pioneer Real Estate                   5.01
------------------------------------------
Pioneer Growth Opportunities          5.03
------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Aggressive         Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04                $9,425                             $10,000
1/05               $10,436                             $10,772
1/06               $12,163                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                               Net Asset         Public Offering
Period                        Value (NAV)          Price (POP)
Life-of-Class
(8/9/04)                        20.85%               16.11%
1 Year                          16.55                 9.88
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Aggressive         Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,962                             $10,772
1/06               $12,276                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                  If               If
Period                           Held           Redeemed
Life-of-Class
(8/9/04)                        17.46%           14.95%
1 Year                          15.64            11.64
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Aggressive         Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $10,841                             $10,772
1/06               $12,525                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                                  If               If
Period                           Held           Redeemed
Life-of-Class
(8/9/04)                        18.39%           18.39%
1 Year                          15.53            11.53
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 1/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                   Pioneer Ibbotson Aggressive         Standard & Poor's
                   Allocation Fund                     500 Stock Index
8/04               $10,000                             $10,000
1/05               $11,077                             $10,772
1/06               $12,964                             $11,890

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of January 31, 2006)
                              If              If
Period                       Held          Redeemed
Life-of-Class
(8/9/04)                    21.19%          21.19%
1 Year                      17.03           17.03
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                              Value
            MUTUAL FUNDS - 91.0%
            PIONEER FUNDS - 91.0%
182,398     Pioneer Bond Fund Class Y                           $1,656,173
                                                                ----------
 10,204     Pioneer Cullen Value Fund Class Y                      183,474
                                                                ----------
  6,022     Pioneer Fund Class Y                                   273,948
                                                                ----------
 48,786     Pioneer Government Income Fund Class Y                 459,568
                                                                ----------
 84,061     Pioneer High Yield Fund Class Y                        921,313
                                                                ----------
 26,344     Pioneer International Equity Fund Class Y              644,115
                                                                ----------
  5,823     Pioneer Mid Cap Growth Fund Class Y                     91,938
                                                                ----------
     80     Pioneer Mid Cap Value Fund Class Y                       1,976
                                                                ----------
 53,163     Pioneer Oak Ridge Large Cap Growth Fund Class Y        732,580
                                                                ----------
 62,953     Pioneer Research Fund Class Y                          638,972
                                                                ----------
226,076     Pioneer Short Term Income Fund Class Y               2,204,243
                                                                ----------
  5,362     Pioneer Small Cap Value Fund Class Y                   183,504
                                                                ----------
 26,658     Pioneer Strategic Income Fund Class Y                  276,173
                                                                ----------
  5,027     Pioneer Value Fund Class Y                              91,243
                                                                ----------
            TOTAL INVESTMENTS IN SECURITIES - 91.0%
            (Cost $8,262,199) (a)                               $8,359,220
            OTHER ASSETS AND LIABILITIES - 9.0%                    827,620
                                                                ----------
            TOTAL NET ASSETS - 100.0%                           $9,186,840
                                                                ==========

(a) At January 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $8,262,199 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                               $133,030

   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                (36,009)
                                                                               --------
   Net unrealized gain                                                         $ 97,021
                                                                               ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2006 aggregated $7,246,717 and $524,587, respectively.


 The accompanying notes are an integral part of these financial statements.   39

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/06 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                                Value
               MUTUAL FUNDS - 95.2%
               PIONEER FUNDS - 95.2%
 2,834,385     Pioneer Bond Fund Class Y                           $ 25,736,215
                                                                   ------------
   428,498     Pioneer Cullen Value Fund Class Y                      7,704,392
                                                                   ------------
    88,840     Pioneer Emerging Markets Fund Class Y                  2,639,450
                                                                   ------------
   337,085     Pioneer Fund Class Y                                  15,333,984
                                                                   ------------
 1,091,720     Pioneer Government Income Fund Class Y                10,284,003
                                                                   ------------
   154,480     Pioneer Growth Opportunities Fund Class Y              5,221,425
                                                                   ------------
 1,411,849     Pioneer High Yield Fund Class Y                       15,473,860
                                                                   ------------
 1,264,610     Pioneer International Equity Fund Class Y             30,919,725
                                                                   ------------
   489,115     Pioneer Mid Cap Growth Fund Class Y                    7,723,131
                                                                   ------------
   103,262     Pioneer Mid Cap Value Fund Class Y                     2,554,711
                                                                   ------------
 2,602,829     Pioneer Oak Ridge Large Cap Growth Fund Class Y       35,866,988
                                                                   ------------
   279,325     Pioneer Real Estate Shares Class Y                     7,726,139
                                                                   ------------
 2,516,742     Pioneer Research Fund Class Y                         25,544,931
                                                                   ------------
 3,689,228     Pioneer Short Term Income Fund Class Y                35,969,969
                                                                   ------------
   228,518     Pioneer Small Cap Value Fund Class Y                   7,819,884
                                                                   ------------
   422,073     Pioneer Value Fund Class Y                             7,660,633
                                                                   ------------
               TOTAL MUTUAL FUNDS
               (Cost $229,731,001)                                 $244,179,440
                                                                   ------------
               TIME DEPOSITS - 4.7%
12,086,696     HSBC Bank USA, 3.84%, 2/1/06                        $ 12,086,696
                                                                   ------------
               TOTAL TIME DEPOSITS
               (Cost $12,086,696)                                  $ 12,086,696
                                                                   ------------
               TOTAL INVESTMENTS IN SECURITIES - 99.9%
               (Cost $241,817,697) (a)                             $256,266,136
               OTHER ASSETS AND LIABILITIES - 0.1%                      281,883
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $256,548,019
                                                                   ============

(a) At January 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $241,817,697 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                               $16,645,652

   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                (2,197,213)
                                                                               -----------
   Net unrealized gain                                                         $14,448,439
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2006 aggregated $120,837,080 and $90,674,274, respectively.


40  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              MUTUAL FUNDS - 100.1%
              PIONEER FUNDS - 100.1%
1,769,611     Pioneer Bond Fund Class Y                            $ 16,068,071
                                                                   ------------
  396,178     Pioneer Cullen Value Fund Class Y                       7,123,285
                                                                   ------------
  180,792     Pioneer Emerging Markets Fund Class Y                   5,371,344
                                                                   ------------
  272,728     Pioneer Fund Class Y                                   12,406,407
                                                                   ------------
  378,637     Pioneer Government Income Fund Class Y                  3,566,761
                                                                   ------------
  211,614     Pioneer Growth Opportunities Fund Class Y               7,152,542
                                                                   ------------
  489,603     Pioneer High Yield Fund Class Y                         5,366,054
                                                                   ------------
1,168,735     Pioneer International Equity Fund Class Y              28,575,580
                                                                   ------------
  452,159     Pioneer Mid Cap Growth Fund Class Y                     7,139,592
                                                                   ------------
  143,309     Pioneer Mid Cap Value Fund Class Y                      3,545,454
                                                                   ------------
1,805,954     Pioneer Oak Ridge Large Cap Growth Fund Class Y        24,886,039
                                                                   ------------
  257,950     Pioneer Real Estate Shares Class Y                      7,134,907
                                                                   ------------
1,920,076     Pioneer Research Fund Class Y                          19,488,766
                                                                   ------------
1,827,609     Pioneer Short Term Income Fund Class Y                 17,819,192
                                                                   ------------
  156,189     Pioneer Small Cap Value Fund Class Y                    5,344,796
                                                                   ------------
  390,356     Pioneer Value Fund Class Y                              7,084,968
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.1%
              (Cost $164,544,661) (a)                              $178,073,758
              OTHER ASSETS AND LIABILITIES - (0.1%)                    (235,573)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $177,838,185
                                                                   ============

(a) At January 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $164,544,661 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                $14,357,111

   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                   (828,014)
                                                                                ============
   Net unrealized gain                                                          $13,529,097
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2006 aggregated $87,522,430 and $39,332,487, respectively.

 The accompanying notes are an integral part of these financial statements.   41

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 1/31/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                   Value
              MUTUAL FUNDS - 100.5%
              PIONEER FUNDS - 100.5%
1,093,708     Pioneer Bond Fund Class Y                            $  9,930,871
                                                                   ------------
  307,311     Pioneer Cullen Value Fund Class Y                       5,525,461
                                                                   ------------
  149,578     Pioneer Emerging Markets Fund Class Y                   4,443,971
                                                                   ------------
  169,248     Pioneer Fund Class Y                                    7,699,089
                                                                   ------------
  164,258     Pioneer Growth Opportunities Fund Class Y               5,551,906
                                                                   ------------
  952,393     Pioneer International Equity Fund Class Y              23,286,022
                                                                   ------------
  350,899     Pioneer Mid Cap Growth Fund Class Y                     5,540,702
                                                                   ------------
  133,186     Pioneer Mid Cap Value Fund Class Y                      3,295,025
                                                                   ------------
1,440,999     Pioneer Oak Ridge Large Cap Growth Fund Class Y        19,856,965
                                                                   ------------
  200,104     Pioneer Real Estate Shares Class Y                      5,534,881
                                                                   ------------
1,191,698     Pioneer Research Fund Class Y                          12,095,733
                                                                   ------------
   96,942     Pioneer Small Cap Value Fund Class Y                    3,317,363
                                                                   ------------
  242,276     Pioneer Value Fund Class Y                              4,397,316
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.5%
              (Cost $98,159,787) (a)                               $110,475,305
              OTHER ASSETS AND LIABILITIES - (0.5%)                    (511,944)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $109,963,361
                                                                   ============

(a) At January 31, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $98,159,787 was as follows:

   Aggregate gross unrealized gain for all investments in which there is an
   excess of value over tax cost                                                $12,426,079

   Aggregate gross unrealized loss for all investments in which there is an
   excess of tax cost over value                                                   (110,561)
                                                                                -----------
   Net unrealized gain                                                          $12,315,518
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2006 aggregated $66,715,353 and $45,652,782, respectively.


42  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 1/31/06 (unaudited)
-----------------------------------------------------------------------------

                                                Conservative     Moderate         Growth        Aggressive
                                                 Allocation     Allocation      Allocation      Allocation
                                                    Fund           Fund            Fund            Fund
ASSETS:
 Investments in securities of
   affiliated issuers, at value
   (at cost $8,262,199,
   $241,817,697, $164,544,661
   and $98,159,787, respectively)               $8,359,220    $256,266,136    $178,073,758    $110,475,305
 Cash                                              933,295          51,850          83,208               -
 Receivables:
   Investment securities sold                            -               -         196,778         354,660
   Capital stock sold                               90,637       3,316,597       1,589,716         363,353
   Due from Pioneer Investment
    Management, Inc.                                15,590         125,303          90,046          54,909
   Miscellaneous assets                                  -               -               -           1,862
                                                ----------    ------------    ------------    ------------
    Total assets                                $9,398,742    $259,759,886    $180,033,506    $111,250,089
                                                ==========    ============    ============    ============
LIABILITIES:
 Payables:
   Due to Custodian                             $        -    $          -    $          -    $    640,769
   Securities purchased                            156,737       2,692,227       1,690,640         300,527
   Capital stock redeemed                              313         225,258         225,033          54,999
 Due to affiliates                                  18,182         203,002         204,068         132,680
 Accrued expenses and other
   liabilities                                      36,670          91,380          75,580         157,753
                                                ----------    ------------    ------------    ------------
    Total liabilities                           $  211,902    $  3,211,867    $  2,195,321    $  1,286,728
                                                ----------    ------------    ------------    ------------
NET ASSETS:
 Paid-in capital                                $9,018,719    $237,293,655    $161,261,714    $ 95,297,852
 Accumulated net investment income                  93,049       4,948,175       3,687,495       2,771,107
 Accumulated net realized gain (loss)
   on investments                                  (21,949)       (142,250)       (640,121)       (421,116)
 Net unrealized gain on investments                 97,021      14,448,439      13,529,097      12,315,518
                                                ----------    ------------    ------------    ------------
    Total net assets                            $9,186,840    $256,548,019    $177,838,185    $109,963,361
                                                ==========    ============    ============    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
shares authorized)
 Net Assets of Class A Shares                   $5,324,319    $137,073,645    $ 93,396,293    $ 63,706,467
 Net Assets of Class B shares                   $1,728,451    $ 51,234,463    $ 52,715,261    $ 26,929,879
 Net Assets of Class C shares                   $2,133,047    $ 25,713,928    $ 25,465,591    $ 12,027,440
 Net Assets of Class Y shares                   $    1,023    $ 42,525,983    $  6,261,040    $  7,299,575
                                                ==========    ============    ============    ============
 Class A Shares outstanding                        505,011      11,943,528       7,674,722       5,066,908
 Class B Shares outstanding                        164,981       4,634,883       4,754,226       2,231,675
 Class C Shares outstanding                        203,823       2,342,214       2,167,914         983,639
 Class Y Shares outstanding                             97       3,700,225         513,370         579,077
                                                ==========    ============    ============    ============
 Net Asset Value - Class A Share                $    10.54    $      11.48    $      12.17    $      12.57
 Net Asset Value - Class B Share                $    10.48    $      11.05    $      11.09    $      12.07
 Net Asset Value - Class C Share                $    10.47    $      10.98    $      11.75    $      12.23
 Net Asset Value - Class Y Share                $    10.56    $      11.49    $      12.20    $      12.61
                                                ==========    ============    ============    ============
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                             $    11.18    $      12.18    $      12.91    $      13.34
                                                ==========    ============    ============    ============


 The accompanying notes are an integral part of these financial statements.   43

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)                                 (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 1/31/06

                                            Conservative     Moderate        Growth       Aggressive
                                             Allocation     Allocation     Allocation     Allocation
                                                Fund           Fund           Fund           Fund
INVESTMENT INCOME:
 Dividend income from securities of
   affiliated issuers                        $ 149,540     $ 6,594,872    $ 4,775,697    $3,302,341
 Interest                                        9,059         153,654          6,899         3,551
                                             ---------     -----------    -----------    ----------
    Total investment income                  $ 158,599     $ 6,748,526    $ 4,782,596    $3,305,892
                                             ---------     -----------    -----------    ----------
EXPENSES:
 Management fees                             $   3,084     $   121,987    $    82,801    $   53,101
 Transfer agent fees
   Class A                                       1,627          42,255         66,519        50,294
   Class B                                       1,182          61,130         79,055        48,192
   Class C                                         781           9,786         15,332         8,340
   Class Y                                           -           2,242          1,017         1,515
 Distribution fees
   Class A                                       3,282         119,399         82,503        55,643
   Class B                                       4,563         184,947        181,398        95,344
   Class C                                       6,034          96,954         98,562        46,050
 Administrative fees                             6,893          11,292          5,995         4,323
 Custodian fees                                  7,142          19,597         18,144        15,680
 Registration fees                              43,494          47,472         43,843        40,175
 Professional fees                              20,029          29,175         25,450        23,938
 Printing fees                                   5,771          15,463         10,120         8,416
 Fees and expenses of nonaffiliated
   trustees                                      2,328           2,813          2,813         2,812
 Insurance expense                                   -           2,044          1,559         1,375
 Miscellaneous                                      96           3,037          1,697         1,698
                                             ---------     -----------    -----------    ----------
   Total expenses                            $ 106,306     $   769,593    $   716,808    $  456,896
   Less management fees waived and
    expenses reimbursed by Pioneer
    Investment Management, Inc.                (78,238)        (13,329)       (28,075)      (21,382)
                                             ---------     -----------    -----------    ----------
   Net expenses                              $  28,068     $   756,264    $   688,733    $  435,514
                                             ---------     -----------    -----------    ----------
    Net investment income                    $ 130,531     $ 5,992,262    $ 4,093,863    $2,870,378
                                             ---------     -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments     $ (16,606)    $ 5,230,264    $ 1,184,317    $1,847,673
 Change in net unrealized gain on
   investments                                  75,790       1,770,935      5,760,875     3,691,030
                                             ---------     -----------    -----------    ----------
   Net gain on investments                   $  59,184     $ 7,001,199    $ 6,945,192    $5,538,703
                                             ---------     -----------    -----------    ----------
 Net increase in net assets resulting
   from operations                           $ 189,715     $12,993,461    $11,039,055    $8,409,081
                                             =========     ===========    ===========    ==========


44  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                    Conservative Allocation Fund     Moderate Allocation Fund
                                    ----------------------------     -------------------------
                                       Six Months                    Six Months
                                         Ended         5/12/05*        Ended          8/9/04*
                                        1/31/06           to          1/31/06            to
                                      (unaudited)      7/31/05      (unaudited)       7/31/05
FROM OPERATIONS:
Net investment income (loss)          $  130,531     $    4,206     $  5,992,262    $   237,724
Net realized gain on investments         (16,606)           401        5,230,264        301,790
Change in net unrealized gain on
  investments                             75,790         21,231        1,770,935      2,207,763
                                      ----------     ----------     ------------    -----------
 Net increase in net assets
   resulting from operations          $  189,715     $   25,838     $ 12,993,461    $ 2,747,277
                                      ----------     ----------     ------------    -----------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                            $  (22,489)    $        -     $   (695,194)   $   (45,923)
   Class B                                (9,129)             -         (142,133)             -
   Class C                               (10,659)             -          (31,961)        (4,387)
   Class Y                                    (6)             -         (334,603)             -
 Net realized gain on investments
   Class A                                (3,055)             -       (2,636,349)      (248,071)
   Class B                                (1,240)             -       (1,086,431)       (58,542)
   Class C                                (1,448)             -         (524,670)       (93,285)
   Class Y                                    (1)                     (1,057,414)             -
 Return of capital
   Class A                                     -              -                -              -
   Class B                                     -              -                -              -
   Class C                                     -              -                -              -
   Class Y                                     -              -                -              -
                                      ----------     ----------     ------------    -----------
   Total distributions
    to shareowners                    $  (48,027)    $        -     $ (6,508,755)   $  (450,208)
                                      ----------     ----------     ------------    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares      $8,119,968     $1,451,162     $ 58,690,973    $59,474,035
Reinvestment of distributions             35,314              -        5,879,935        294,903
Cost of shares repurchased              (887,110)           (20)     (27,913,006)    (4,214,373)
Shares issued in reorganization                -              -      155,508,777              -
                                      ----------     ----------     ------------    -----------
 Net increase in net assets
   resulting from fund share
   transactions                       $7,268,172     $1,451,142     $192,166,679    $55,554,565
                                      ----------     ---------      ------------    -----------
 Net increase in net assets           $7,409,860     $1,476,980     $198,651,385    $57,851,634
NET ASSETS:
Beginning of period                    1,776,980        300,000       57,896,634         45,000
                                      ----------     ----------     ------------    -----------
End of period                         $9,186,840     $1,776,980     $256,548,019    $57,896,634
                                      ==========     ==========     ============    ===========
Undistributed net investment
  income, end of period               $   93,049     $    4,801     $  4,948,175    $   159,804
                                      ==========     ==========     ============    ===========

*  Commencement of operations


 The accompanying notes are an integral part of these financial statements.   45

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)                      (continued)
--------------------------------------------------------------------------------

                                          Growth Allocation Fund            Aggressive Allocation Fund
                                      -----------------------------      -------------------------------
                                        Six Months                          Six Months
                                          Ended           8/9/04*            Ended            8/9/04*
                                         1/31/06             to             1/31/06              to
                                       (unaudited)        7/31/05         (unaudited)         7/31/05
FROM OPERATIONS:
Net investment income (loss)          $  4,093,863      $    85,313       $  2,870,378      $   (21,217)
Net realized gain on investments         1,184,317          311,611          1,847,673          195,632
Change in net unrealized gain on
  investments                            5,760,875        2,659,540          3,691,030        1,805,652
                                      ------------      -----------       ------------      -----------
 Net increase in net assets
   resulting from operations          $ 11,039,055      $ 3,056,464       $  8,409,081      $ 1,980,067
                                      ------------      -----------       ------------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A                            $   (345,018)     $   (22,438)      $    (73,792)     $         -
   Class B                                 (82,794)                                  -                -
   Class C                                       -           (2,600)                 -                -
   Class Y                                 (39,851)               -            (25,479)
 Net realized gain on investments
   Class A                                (902,786)        (163,365)        (1,223,951)         (92,234)
   Class B                                (577,319)         (62,965)          (567,882)         (37,320)
   Class C                                (261,229)         (88,675)          (231,664)         (47,257)
   Class Y                                 (80,074)               -           (243,638)               -
 Return of capital
   Class A                                                        -                  -          (16,797)
   Class B                                       -                                               (3,788)
   Class C                                       -                -                  -           (4,796)
   Class Y
                                      ------------      -----------       ------------      -----------
   Total distributions
    to shareowners                    $ (2,289,071)     $  (340,043)      $ (2,366,406)     $  (202,192)
                                      ------------      -----------       ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares      $ 55,495,588      $56,458,098       $ 33,666,848      $33,604,731
Reinvestment of distributions            2,099,209          285,838          2,169,818          168,962
Cost of shares repurchased             (12,994,834)      (3,200,971)       (16,911,531)      (1,917,566)
Shares issued in reorganization         68,183,852                -         51,316,549                -
                                      ------------      -----------       ------------      -----------
 Net increase in net assets
   resulting from fund share
   transactions                       $112,783,815      $53,542,965       $ 70,241,684      $31,856,127
                                      ------------      -----------       ------------      -----------
 Net increase in net assets           $121,533,799      $56,259,386       $ 76,284,359      $33,634,002
NET ASSETS:
Beginning of period                     56,304,386           45,000         33,679,002           45,000
                                      ------------      -----------       ------------      -----------
End of period                         $177,838,185      $56,304,386       $109,963,361      $33,679,002
                                      ============      ===========       ============      ===========
Undistributed net investment
  income, end of period               $  3,687,495      $    61,295       $  2,771,107      $         -
                                      ============      ===========       ============      ===========

*  Commencement of operations


46  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 1/31/06 (unaudited) and Period Ended 7/31/05

                                                  Conservative Allocation Fund
                                      ---------------------------------------------------------
                                      '06 Shares      '06 Amount      '05 Shares      '05 Amount
CLASS A
 Shares sold                             487,655       $5,071,175        75,252        $763,192
 Reinvestment of distributions             2,031           21,079             -               -
 Less shares repurchased                 (69,925)        (730,891)           (2)            (20)
                                         -------       ----------        ------        --------
   Net increase                          419,761       $4,361,363        75,250        $763,172
                                         =======       ==========        ======        ========
CLASS B
 Shares sold                             152,159       $1,571,666        11,447        $116,425
 Reinvestment of distributions               834            8,620             -               -
 Less shares repurchased                  (9,459)         (97,398)            -               -
                                         -------       ----------        ------        --------
   Net increase                          143,534       $1,482,888        11,447        $116,425
                                         =======       ==========        ======        ========
CLASS C
 Shares sold                             142,740       $1,476,127        56,247        $571,545
 Reinvestment of distributions               544            5,615             -               -
 Less shares repurchased                  (5,708)         (58,821)            -               -
                                         -------       ----------        ------        --------
   Net increase                          137,576       $1,422,921        56,247        $571,545
                                         =======       ==========        ======        ========
CLASS Y
 Shares sold                                  97       $    1,000
 Reinvestment of distributions                 -                -
 Less shares repurchased
                                         -------       ----------
   Net increase                               97       $    1,000
                                         =======       ==========

                                                     Moderate Allocation Fund
                                      ---------------------------------------------------------
                                      '06 Shares      '06 Amount      '05 Shares    '05 Amount
CLASS A
 Shares sold                           3,439,420     $ 38,834,648     3,174,114     $33,967,502
 Reinvestment of distributions           269,424        3,009,471        17,263         185,747
 Less shares repurchased                (810,546)      (9,117,001)     (243,218)     (2,627,215)
 Shares issued in reorganization       6,095,571       68,142,545             -               -
                                       ---------     ------------     ---------     -----------
   Net increase                        8,993,869     $100,869,663     2,948,159     $31,526,034
                                       =========     ============     =========     ===========
CLASS B
 Shares sold                             749,941     $  8,150,574       956,645     $ 9,913,133
 Reinvestment of distributions           105,082        1,131,732         5,162          53,946
 Less shares repurchased                (214,586)      (2,333,025)      (55,357)       (574,934)
 Shares issued in reorganization       3,086,496       33,269,915             -               -
                                       ---------     ------------     ---------     -----------
   Net increase                        3,726,933     $ 40,219,196       906,450     $ 9,392,145
                                       =========     ============     =========     ===========
CLASS C
 Shares sold                           1,002,350     $ 10,833,070     1,516,928     $15,593,400
 Reinvestment of distributions            33,895          362,338         5,329          55,210
 Less shares repurchased                (119,485)      (1,285,545)      (98,303)     (1,012,224)
                                       ---------     ------------     ---------     -----------
   Net increase                          916,760     $  9,909,863     1,423,954     $14,636,386
                                       =========     ============     =========     ===========
CLASS Y
 Shares sold                              77,944     $    872,681
 Reinvestment of distributions           123,333        1,376,394
 Less shares repurchased              (1,340,024)     (15,177,435)
 Shares issued in reorganization       4,838,972       54,096,317
                                      ----------     ------------
   Net increase                        3,700,225     $ 41,167,957
                                      ==========     ============


 The accompanying notes are an integral part of these financial statements.   47

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)                      (continued)
--------------------------------------------------------------------------------

                                                          Growth Allocation Fund
                                      -------------------------------------------------------------
                                      '06 Shares      '06 Amount       '05 Shares      '05 Amount
CLASS A
 Shares sold                          2,856,008      $33,459,883        2,872,133      $31,415,731
 Reinvestment of distributions           99,749        1,172,050           15,346          168,809
 Less shares repurchased               (568,943)      (6,677,901)        (173,828)      (1,918,265)
 Shares issued in reorganization      2,572,757       29,688,353                -                -
                                      ---------      -----------        ---------      -----------
   Net increase                       4,959,571      $57,642,385        2,713,651      $29,666,275
                                      =========      ===========        =========      ===========
CLASS B
 Shares sold                          1,052,566      $11,291,689        1,032,426      $10,360,090
 Reinvestment of distributions           59,006          631,954            5,558           56,193
 Less shares repurchased               (245,401)      (2,609,339)         (66,702)        (673,461)
 Shares issued in reorganization      2,915,273       30,697,135                -                -
                                      ---------      -----------        ---------      -----------
   Net increase                       3,781,444      $40,011,439          971,282      $ 9,742,822
                                      =========      ===========        =========      ===========
CLASS C
 Shares sold                            925,592      $10,397,842        1,389,335      $14,682,277
 Reinvestment of distributions           17,009          192,886            5,702           60,836
 Less shares repurchased               (114,524)      (1,302,790)         (56,700)        (609,245)
                                      ---------      -----------        ---------      -----------
   Net increase                         828,077      $ 9,287,938        1,338,337      $14,133,868
                                      =========      ===========        =========      ===========
CLASS Y
 Shares sold                             32,162      $   346,174
 Reinvestment of distributions            6,708          102,319
 Less shares repurchased               (201,280)      (2,404,804)
 Shares issued in reorganization        675,780        7,798,364
                                      ---------      -----------
   Net increase                         513,370      $ 5,842,053
                                      =========      ===========

                                                        Aggressive Allocation Fund
                                      ------------------------------------------------------------
                                      '06 Shares     '06 Amount        '05 Shares      '05 Amount
CLASS A
 Shares sold                          1,950,183      $23,557,562        1,830,200      $20,539,993
 Reinvestment of distributions          100,587        1,213,082            8,741           98,166
 Less shares repurchased               (497,088)      (6,049,498)         (90,484)      (1,020,697)
 Shares issued in reorganization      1,763,269       20,930,973                -                -
                                      ---------      -----------        ---------      -----------
   Net increase                       3,316,951      $39,652,119        1,748,457      $19,617,462
                                      =========      ===========        =========      ===========
CLASS B
 Shares sold                            407,300      $ 4,796,431          537,702      $ 5,801,097
 Reinvestment of distributions           44,921          520,186            3,181           34,579
 Less shares repurchased                (94,274)      (1,093,320)         (29,240)        (316,350)
 Shares issued in reorganization      1,360,585       15,538,420                -                -
                                      ---------      -----------        ---------      -----------
   Net increase                       1,718,532      $19,761,717          511,643      $ 5,519,326
                                      =========      ===========        =========      ===========
CLASS C
 Shares sold                            401,307      $ 4,704,785          667,003      $ 7,263,641
 Reinvestment of distributions           14,339          168,202            3,286           36,217
 Less shares repurchased                (51,164)        (594,722)         (52,632)        (580,519)
                                      ---------      -----------        ---------      -----------
   Net increase                         364,482      $ 4,278,265          617,657      $ 6,719,339
                                      =========      ===========        =========      ===========
CLASS Y
 Shares sold                             52,657      $   608,070
 Reinvestment of distributions           22,288          268,348
 Less shares repurchased               (746,648)      (9,173,991)
 Shares issued in reorganization      1,250,780       14,847,156
                                      ---------      -----------
   Net increase                         579,077      $ 6,549,583
                                      =========      ===========


48  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Conservative Allocation Fund

                                                        Six Months
                                                          Ended         5/12/05(a)
                                                         1/31/06            To
                                                       (unaudited)       7/31/05
CLASS A
Net asset value, beginning of period                     $ 10.29        $  10.00
                                                         -------        --------
Increase from investment operations:
  Net investment income (b)                              $  0.31        $   0.05
  Net realized and unrealized gain on investments           0.01            0.24
                                                         -------        --------
   Net increase from investment operations               $  0.32        $   0.29
                                                         -------        --------
Distributions to shareowners:
  Net investment income                                  $ (0.06)       $      -
  Net realized gain                                        (0.01)              -
                                                         -------        --------
Net increase in net asset value                          $  0.25        $   0.29
                                                         -------        --------
Net asset value, end of period                           $ 10.54        $  10.29
                                                         =======        ========
Total return*                                               3.14%           2.90%
Ratio of net expenses to average net assets**               0.78%           0.78%
Ratio of net investment income (loss) to average
  net assets**                                              6.00%           2.26%
Portfolio turnover rate***                                    12%              9%
Net assets, end of period (in thousands)                 $ 5,324        $    877
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              4.08%          40.41%
  Net investment income (loss)                              2.70%         (37.37)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   49

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Conservative Allocation Fund

                                                        Six Months
                                                          Ended         5/12/05(a)
                                                         1/31/06            To
                                                       (unaudited)       7/31/05
CLASS B
Net asset value, beginning of period                     $ 10.28        $  10.00
                                                         -------        --------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.26        $   0.03
  Net realized and unrealized gain on investments           0.01            0.25
                                                         -------        --------
   Net increase from investment operations               $  0.27        $   0.28
                                                         -------        --------
Distributions to shareowners:
  Net investment income                                  $ (0.06)       $      -
  Net realized gain                                        (0.01)              -
                                                         -------        --------
Net increase in net asset value                          $  0.20        $   0.28
                                                         -------        --------
Net asset value, end of period                           $ 10.48        $  10.28
                                                         =======        ========
Total return*                                               2.65%           2.80%
Ratio of net expenses to average net assets**               1.68%           1.68%
Ratio of net investment income (loss) to average
  net assets**                                              5.15%           1.23%
Portfolio turnover rate***                                    12%              9%
Net assets, end of period (in thousands)                 $ 1,728        $    221
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              4.84%          38.96%
  Net investment income                                     1.99%         (36.05)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


50  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Conservative Allocation Fund

                                                        Six Months
                                                          Ended         5/12/05(a)
                                                         1/31/06            To
                                                       (unaudited)       7/31/05
CLASS C
Net asset value, beginning of period                     $ 10.26        $  10.00
                                                         -------        --------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.23        $   0.03
  Net realized and unrealized gain on investments           0.05            0.23
                                                         -------        --------
   Net increase from investment operations               $  0.28        $   0.26
                                                         -------        --------
Distributions to shareowners:
  Net investment income                                  $ (0.06)       $      -
  Net realized gain                                        (0.01)              -
                                                         -------        --------
Net increase in net asset value                          $  0.21        $   0.26
                                                         -------        --------
Net asset value, end of period                           $ 10.47        $  10.26
                                                         =======        ========
Total return*                                               2.66%           2.60%
Ratio of net expenses to average net assets**               1.68%           1.68%
Ratio of net investment income (loss) to average
  net assets**                                              4.67%           1.17%
Portfolio turnover rate***                                    12%              9%
Net assets, end of period (in thousands)                 $ 2,133        $    679
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              5.07%          45.38%
  Net investment income (loss)                              1.28%         (42.53)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   51

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Conservative
                                                       Allocation Fund

                                                         10/5/05(a)
                                                             To
                                                           1/31/06
                                                         (unaudited)
CLASS Y
Net asset value, beginning of period                      $ 10.32
                                                          -------
Increase from investment operations:
  Net investment income (loss) (b)                        $  0.23
  Net realized and unrealized gain on investments            0.08
                                                          -------
   Net increase from investment operations                $  0.31
                                                          -------
Distributions to shareowners:
  Net investment income                                   $ (0.06)
  Net realized gain                                         (0.01)
                                                          -------
Net increase in net asset value                           $  0.24
                                                          -------
Net asset value, end of period                            $ 10.56
                                                          =======
Total return*                                                3.33%
Ratio of net expenses to average net assets**                0.41%
Ratio of net investment income (loss) to average
  net assets**                                               6.71%
Portfolio turnover rate***                                     12%
Net assets, end of period (in thousands)                  $     1
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               0.41%
  Net investment income (loss)                               6.71%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


52  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Moderate Allocation Fund

                                                        Six Months
                                                          Ended        8/9/04(a)
                                                         1/31/06          To
                                                       (unaudited)      7/31/05
CLASS A
Net asset value, beginning of period                    $  11.15       $ 10.00
                                                        --------       -------
Increase from investment operations:
  Net investment income (loss) (b)                      $   0.37       $  0.15
  Net realized and unrealized gain on investments           0.26          1.27
                                                        --------       -------
   Net increase from investment operations              $   0.63       $  1.42
                                                        --------       -------
Distributions to shareowners:
  Net investment income                                 $  (0.06)      $ (0.04)
  Net realized gain                                        (0.24)        (0.23)
                                                        --------       -------
Net increase in net asset value                         $   0.33       $  1.15
                                                        --------       -------
Net asset value, end of period                          $  11.48       $ 11.15
                                                        ========       =======
Total return*                                               5.72%        14.37%
Ratio of net expenses to average net assets**               0.61%         0.77%
Ratio of net investment income (loss) to average
  net assets**                                              6.54%         1.37%
Portfolio turnover rate***                                    51%           19%
Net assets, end of period (in thousands)                $137,074       $32,893
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              0.61%         1.26%
  Net investment income                                     6.54%         0.88%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   53

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Moderate Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS B
Net asset value, beginning of period                     $ 10.77        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.31        $  0.02
  Net realized and unrealized gain on investments           0.24           0.98
                                                         -------        -------
   Net increase from investment operations               $  0.55        $  1.00
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $ (0.03)       $     -
  Net realized gain                                        (0.24)         (0.23)
                                                         -------        -------
Net increase in net asset value                          $  0.28        $  0.77
                                                         -------        -------
Net asset value, end of period                           $ 11.05        $ 10.77
                                                         =======        =======
Total return*                                               5.24%         10.11%
Ratio of net expenses to average net assets**               1.53%          1.67%
Ratio of net investment income (loss) to average
  net assets**                                              5.68%          0.16%
Portfolio turnover rate***                                    51%            19%
Net assets, end of period (in thousands)                 $51,234        $ 9,781
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              1.60%          2.08%
  Net investment income (loss)                              5.61%         (0.25)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


54  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Moderate Allocation Fund

                                                        Six Months
                                                          Ended        8/9/04(a)
                                                         1/31/06          To
                                                       (unaudited)      7/31/05
CLASS C
Net asset value, beginning of period                     $ 10.68       $ 10.00
                                                         -------       -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.30       $  0.05
  Net realized and unrealized gain on investments           0.25          0.87
                                                         -------       -------
   Net increase from investment operations               $  0.55       $  0.92
                                                         -------       -------
Distributions to shareowners:
  Net investment income                                  $ (0.01)      $ (0.01)
  Net realized gain                                        (0.24)        (0.23)
                                                         -------       -------
Net increase in net asset value                          $  0.30       $  0.68
                                                         -------       -------
Net asset value, end of period                           $ 10.98       $ 10.68
                                                         =======       =======
Total return*                                               5.21%         9.32%
Ratio of net expenses to average net assets**               1.40%         1.67%
Ratio of net investment income (loss) to average
  net assets**                                              5.63%         0.44%
Portfolio turnover rate***                                    51%           19%
Net assets, end of period (in thousands)                 $25,714       $15,223
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              1.40%         2.03%
  Net investment income                                     5.63%         0.08%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   55

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Moderate
                                                       Allocation Fund

                                                         9/26/05(a)
                                                             To
                                                           1/31/06
                                                         (unaudited)
CLASS Y
Net asset value, beginning of period                      $ 11.18
                                                          -------
Increase from investment operations:
  Net investment income (loss) (b)                        $  0.28
  Net realized and unrealized gain on investments            0.35
                                                          -------
   Net increase from investment operations                $  0.63
                                                          -------
Distributions to shareowners:
  Net investment income                                   $ (0.08)
  Net realized gain                                         (0.24)
                                                          -------
Net increase in net asset value                           $  0.31
                                                          -------
Net asset value, end of period                            $ 11.49
                                                          =======
Total return*                                                5.64%
Ratio of net expenses to average net assets**                0.26%
Ratio of net investment income (loss) to average
  net assets**                                               7.13%
Portfolio turnover rate***                                     51%
Net assets, end of period (in thousands)                  $42,526
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               0.26%
  Net investment income                                      7.13%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


56  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Growth Allocation Fund

                                                        Six Months
                                                          Ended        8/9/04(a)
                                                         1/31/06          To
                                                       (unaudited)      7/31/05
CLASS A
Net asset value, beginning of period                     $ 11.50       $ 10.00
                                                         -------       -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.40       $  0.08
  Net realized and unrealized gain on investments           0.45          1.70
                                                         -------       -------
   Net increase from investment operations               $  0.85       $  1.78
                                                         -------       -------
Distributions to shareowners:
  Net investment income                                  $ (0.05)      $ (0.03)
  Net realized gain                                        (0.13)        (0.25)
                                                         -------       -------
Net increase in net asset value                          $  0.67       $  1.50
                                                         -------       -------
Net asset value, end of period                           $ 12.17       $ 11.50
                                                         =======       =======
Total return*                                               7.43%        17.96%
Ratio of net expenses to average net assets**               0.76%         0.81%
Ratio of net investment income (loss) to average
  net assets**                                              6.79%         0.69%
Portfolio turnover rate***                                    31%            2%
Net assets, end of period (in thousands)                 $93,396       $31,212
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              0.76%         1.42%
  Net investment income                                     6.79%         0.08%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   57

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                         Growth Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS B
Net asset value, beginning of period                     $ 10.50        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.31        $  0.01
  Net realized and unrealized gain on investments           0.43           0.74
                                                         -------        -------
   Net increase from investment operations               $  0.74        $  0.75
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $ (0.02)       $     -
  Net realized gain                                        (0.13)         (0.25)
                                                         -------        -------
Net increase in net asset value                          $  0.59        $  0.50
                                                         -------        -------
Net asset value, end of period                           $ 11.09        $ 10.50
                                                         =======        =======
Total return*                                               6.97%          7.59%
Ratio of net expenses to average net assets**               1.58%          1.71%
Ratio of net investment income (loss) to average
  net assets**                                              5.77%          0.05%
Portfolio turnover rate***                                    31%             2%
Net assets, end of period (in thousands)                 $52,715        $10,219
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              1.73%          2.27%
  Net investment income (loss)                              5.62%         (0.51)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests.
    Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


58  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Growth Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS C
Net asset value, beginning of period                     $ 11.10        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.35        $ (0.01)
  Net realized and unrealized gain on investments           0.43           1.37
                                                         -------        -------
   Net increase from investment operations               $  0.78        $  1.36
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $     -        $ (0.01)
  Net realized gain                                        (0.13)         (0.25)
                                                         -------        -------
Net increase in net asset value                          $  0.65        $  1.10
                                                         -------        -------
Net asset value, end of period                           $ 11.75        $ 11.10
                                                         =======        =======
Total return*                                               6.97%         13.67%
Ratio of net expenses to average net assets**               1.47%          1.71%
Ratio of net investment income (loss) to average
  net assets**                                              6.26%         (0.07)%
Portfolio turnover rate***                                    31%             2%
Net assets, end of period (in thousands)                 $25,466        $14,874
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              1.47%          2.13%
  Net investment loss                                       6.26%         (0.49)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   59

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Growth
                                                       Allocation Fund

                                                         9/26/05(a)
                                                             To
                                                           1/31/06
                                                         (unaudited)
CLASS Y
Net asset value, beginning of period                      $ 11.54
                                                          -------
Increase from investment operations:
  Net investment income (loss) (b)                        $  0.30
  Net realized and unrealized gain on investments            0.55
                                                          -------
   Net increase from investment operations                $  0.85
                                                          -------
Distributions to shareowners:
  Net investment income                                   $ (0.06)
  Net realized gain                                         (0.13)
                                                          -------
Net increase in net asset value                           $  0.66
                                                          -------
Net asset value, end of period                            $ 12.20
                                                          =======
Total return*                                                7.27%
Ratio of net expenses to average net assets**                0.32%
Ratio of net investment income (loss) to average
  net assets**                                               7.03%
Portfolio turnover rate***                                     31%
Net assets, end of period (in thousands)                  $ 6,261
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               0.32%
  Net investment loss                                        7.03%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests.
    Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


60  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Aggressive Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS A
Net asset value, beginning of period                     $ 11.82        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.07        $     -
  Net realized and unrealized gain on investments           0.97           2.14
                                                         -------        -------
   Net increase from investment operations               $  1.04        $  2.14
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $ (0.02)       $     -
  Net realized gain                                        (0.27)         (0.27)
  Return of capital                                            -          (0.05)
                                                         -------        -------
Net increase in net asset value                          $  0.75        $  1.82
                                                         -------        -------
Net asset value, end of period                           $ 12.57        $ 11.82
                                                         ========       ========
Total return*                                               8.86%         21.57%
Ratio of net expenses to average net assets**               0.85%          0.86%
Ratio of net investment income (loss) to average
  net assets**                                              7.20%         (0.04%)
Portfolio turnover rate***                                    56%             3%
Net assets, end of period (in thousands)                 $63,706        $20,689
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              0.85%          2.14%
  Net investment loss                                       7.20%         (1.32%)

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   61

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Aggressive Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS B
Net asset value, beginning of period                     $ 11.39        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.36        $ (0.03)
  Net realized and unrealized gain on investments           0.59           1.72
                                                         -------        -------
   Net increase from investment operations               $  0.95        $  1.69
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $     -        $     -
  Net realized gain                                        (0.27)         (0.27)
  Return of capital                                            -          (0.03)
                                                         -------        -------
Net increase in net asset value                          $  0.68        $  1.39
                                                         -------        -------
Net asset value, end of period                           $ 12.07        $ 11.39
                                                         =======        =======
Total return*                                               8.43%         17.02%
Ratio of net expenses to average net assets**               1.65%          1.76%
Ratio of net investment income (loss) to average
  net assets**                                              6.26%         (0.26)%
Portfolio turnover rate***                                    56%             3%
Net assets, end of period (in thousands)                 $26,930        $ 5,845
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
Net expenses                                                1.87%          2.81%
Net investment income (loss)                                6.04%         (1.31)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


62  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Aggressive Allocation Fund

                                                        Six Months
                                                          Ended         8/9/04(a)
                                                         1/31/06           To
                                                       (unaudited)       7/31/05
CLASS C
Net asset value, beginning of period                     $ 11.54        $ 10.00
                                                         -------        -------
Increase from investment operations:
  Net investment income (loss) (b)                       $  0.40        $ (0.04)
  Net realized and unrealized gain on investments           0.56           1.88
                                                         -------        -------
   Net increase from investment operations               $  0.96        $  1.84
                                                         -------        -------
Distributions to shareowners:
  Net investment income                                  $     -        $     -
  Net realized gain                                        (0.27)         (0.27)
  Return of capital                                            -          (0.03)
                                                         -------        -------
Net increase in net asset value                          $  0.69        $  1.54
                                                         -------        -------
Net asset value, end of period                           $ 12.23        $ 11.54
                                                         =======        =======
Total return*                                               8.32%         18.52%
Ratio of net expenses to average net assets**               1.59%          1.76%
Ratio of net investment income (loss) to average
  net assets**                                              6.74%         (0.39)%
Portfolio turnover rate***                                    56%             3%
Net assets, end of period (in thousands)                 $12,027        $ 7,144
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
Net expenses                                                1.59%          2.74%
Net investment (loss)                                       6.74%         (1.37)%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


 The accompanying notes are an integral part of these financial statements.   63

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                         Aggressive
                                                       Allocation Fund

                                                         9/26/05(a)
                                                             To
                                                           1/31/06
                                                         (unaudited)
CLASS Y
Net asset value, beginning of period                      $ 11.87
                                                          -------
Increase from investment operations:
  Net investment income (loss) (b)                        $  0.34
  Net realized and unrealized gain on investments            0.70
                                                          -------
   Net increase from investment operations                $  1.04
                                                          -------
Distributions to shareowners:
  Net investment income                                   $ (0.03)
  Net realized gain                                         (0.27)
                                                          -------
Net increase in net asset value                           $  0.74
                                                          -------
Net asset value, end of period                            $ 12.61
                                                          =======
Total return*                                                8.58%
Ratio of net expenses to average net assets**                0.37%
Ratio of net investment income (loss) to average
  net assets**                                               8.09%
Portfolio turnover rate***                                     56%
Net assets, end of period (in thousands)                  $ 7,300
Ratios with no waivers of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
Net expenses                                                 0.37%
Net investment (loss)                                        8.09%

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
    In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
*** Not annualized.


64  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing in other funds ("underlying funds") rather than direct investment in securities. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds. The Funds currently invest exclusively in other regulated investment companies managed by Pioneer Investment Management, Inc. (PIM). In the future, the Funds also may invest in regulated investment companies (Third Party Managed Assets) that are not managed by PIM.

Each Fund offers four classes of shares designated Class A, Class B, Class C and Class Y. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Fund to make estimates and assumptions


                                                                              65
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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry.

A.  Security Valuation

    Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund. Dividend income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. The tax character of current year distributions paid will be determined at the end of the current fiscal year.


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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    At July 31, 2005, certain Portfolios made reclassifications as described below. These reclassifications have no impact on the net asset values of the respective portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

                                      Undistributed       Accumulated
                                     Net Investment     Realized Gain/      Paid-In
    Portfolio                         Income (Loss)         (Loss)          Capital
    --------------------------------------------------------------------------------
    Conservative Allocation Fund        $    595          $      -         $  (595)
    Moderate Allocation Fund             (27,610)           30,458          (2,848)
    Growth Allocation Fund                 1,020               364          (1,384)
    Aggressive Allocation Fund            21,217           (20,475)           (742)

    The tax character of distributions paid during the period ended July 31, 2005 was as follows:

                              Ordinary       Long-Term       Return of
    Fund                       Income      Capital Gains      Capital        Total
    --------------------------------------------------------------------------------
    Conservative Fund                -               -              -              -
    Moderate Fund             $115,810        $334,398              -       $450,208
    Growth Fund               $ 55,896        $284,147              -       $340,043
    Aggressive Fund           $  1,317        $175,494         25,381       $202,192

    The following shows the components of distributable earnings on a federal income tax basis at July 31, 2005:

                            Undistributed         Undistributed       Net Unrealized
                               Ordinary             Long-Term          Appreciation
    Fund                        Income            Capital Gains       (Depreciation)
    --------------------------------------------------------------------------------
    Conservative Fund         $  5,218                -                   $   21,215
    Moderate Fund             $159,804                -                   $2,140,113
    Growth Fund               $ 61,295                -                   $2,656,510
    Aggressive Fund                  -                -                   $1,803,998

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. For the Moderate Allocation, Growth Allocation and Aggressive Allocation Funds, Class A, Class B and Class C shares were offered for sale to the public on August 9, 2004. For the Conservative Allocation Fund, Class A, Class B and Class C shares were offered for sale to the public on May 12, 2005. Class Y shares were offered for sale to the public on October 5, 2005. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to distribution plans for each class.

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the six months ended January 31, 2006:

        Fund                          Amount
        ----                          ------
        Conservative Fund            $ 11,366
        Moderate Fund                $ 70,425
        Growth Fund                  $112,103
        Aggressive Fund              $ 65,275

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Share owners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

                                Management Fee as a Percentage
                                    of each Fund's Average
        Fund                           Daily Net Assets
        ----                    -------------------------------
        Conservative Fund                  0.13%
        Moderate Fund                      0.13%
        Growth Fund                        0.13%
        Aggressive Fund                    0.13%

For each fund, management fees will be calculated daily at a 0.17% annual rate on any Third Party Managed Assets.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Funds. At January 31, 2006, the following fees were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

        Fund                           Amount
        ----                          --------
        Conservative Fund*            $10,974
        Moderate Fund                 $36,724
        Growth Fund                   $25,956
        Aggressive Fund               $16,805

* Commenced operations May 12, 2005.

From August 1, 2005 through August 31, 2005, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                                             Class A     Class B     Class C
--------------------------------------------------------------------------------
Conservative Fund                                 .78%        1.68%       1.68%
Moderate Fund                                     .74%        1.64%       1.64%
Growth Fund                                       .79%        1.69%       1.69%
Aggressive Fund                                   .85%        1.75%       1.75%

Effective September 1, 2005, PIM has further agreed to not impose all or a portion of its management fees and assume other operating expenses of the Funds to the extent necessary to limit Class A, Class B and Class C expenses to the following annual expense limitations:

Fund                                             Class A     Class B     Class C
--------------------------------------------------------------------------------
Conservative Fund                                 .78%        1.68%       1.68%
Moderate Fund                                     .74%        1.52%       1.52%
Growth Fund                                       .79%        1.57%       1.57%
Aggressive Fund                                   .85%        1.64%       1.64%

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  Transfer Agent
PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at January 31, 2006:

        Fund                          Amount
        ----                          ------
        Conservative Fund            $ 2,532
        Moderate Fund                $75,320
        Growth Fund                  $92,209
        Aggressive Fund              $66,675

4. Distribution and Service Plans
The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At January 31, 2006 the following fees were payable to PFD relating to distribution and service fees and are included in due to affiliates:

        Fund                          Amount
        ----                          ------
        Conservative Fund            $ 4,676
        Moderate Fund                $90,958
        Growth Fund                  $85,903
        Aggressive Fund              $49,200

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended January 31, 2006, the following CDSC's were paid to PFD:


        Fund                          Amount
        ----                          ------
        Conservative Fund            $ 1,553
        Moderate Fund                $48,542
        Growth Fund                  $57,396
        Aggressive Fund              $29,873

5. Merger Information
On September 22, 2005, the beneficial owners of certain AmSouth Funds approved a proposed merger agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on September 26, 2005 by exchanging all of the AmSouth Fund's net assets for shares of the applicable Pioneer Ibbotson Fund, based upon the Fund's Class A, Class B and Class Y shares' ending net asset values, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Pioneer                AmSouth                AmSouth                Pioneer
                          Moderate              Growth and           Moderate Growth           Moderate
                       Allocation Fund          Income Fund          and Income Fund        Allocation Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------
Net Assets
Class A                  $40,918,497           $ 47,985,562            $20,156,983           $109,061,042
Class B                  $11,519,608           $ 19,432,527            $13,837,388           $ 44,789,524
Class C                  $17,124,590                                                         $ 17,124,590
Class Y                                                                                      $ 54,096,317
Class I                                        $ 40,453,115            $13,643,202
Total Net Assets         $69,562,695           $107,871,204            $47,637,573           $225,071,473
Shares
  Outstanding
Class A                    3,660,813              4,708,295              2,060,226              9,756,384
Class B                    1,068,504              1,914,637              1,423,053              4,155,001
Class C                    1,602,231                                                            1,602,231
Class Y                                                                                         4,838,972
Class I                                           3,953,925              1,390,285
Shares Issued in
  Reorganization
Class A                                                                                         6,095,571
Class B                                                                                         3,086,496
Class Y                                                                                         4,838,972

                                                                         Unrealized
                                                                        Appreciation        Accumulated Gain
                                                                         On Closing            On Closing
                                                                            Date                  Date
--------------------------------------------------------------------------------------------------------------
AmSouth Growth and
  Income Fund                                                           $8,743,400             $2,595,540
AmSouth Moderate Growth
  and Income Fund                                                       $1,726,341             $  851,251

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 1/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

                         Pioneer Growth               AmSouth              Pioneer Growth
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
Class A                  $38,438,637              $29,688,353              $ 68,126,990
Class B                  $12,106,330              $30,697,135              $ 42,803,465
Class C                  $16,868,540                                       $ 16,868,540
Class Y                                                                    $  7,798,364
Class I                                           $ 7,798,364
Total Net Assets         $67,413,507              $68,183,852              $135,597,359
Shares
  Outstanding
Class A                    3,332,335                3,007,670                 5,905,091
Class B                    1,149,798                3,155,064                 4,065,072
Class C                    1,516,287                                          1,516,287
Class Y                                                                         675,780
Class I                                               786,487
Shares Issued in
  Reorganization
Class A                                                                       2,572,757
Class B                                                                       2,915,273
Class Y                                                                         675,780

                                                  Unrealized
                                                  Appreciation             Accumulated Gain
                                                   On Closing                 On Closing
                                                      Date                       Date
---------------------------------------------------------------------------------------------
AmSouth Growth Fund                                $5,108,682                $1,905,046


74
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Pioneer Aggressive       AmSouth Aggressive       Pioneer Aggressive
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
                     ----------------------   ----------------------   ----------------------
Net Assets
Class A                  $25,582,418              $20,930,973               $46,513,391
Class B                  $ 7,003,626              $15,538,420               $22,542,046
Class C                  $ 8,276,330                                        $ 8,276,330
Class Y                                                                     $14,847,156
Class I                                           $14,847,156
Total Net Assets         $40,862,374              $51,316,549               $92,178,923
Shares
  Outstanding
Class A                    2,154,549                2,128,158                 3,917,819
Class B                      613,143                1,653,405                 1,973,727
Class C                      715,365                                            715,365
Class Y                                                                       1,250,780
Class I                                             1,509,339
Shares Issued in
  Reorganization
Class A                                                                       1,763,269
Class B                                                                       1,360,585
Class Y                                                                       1,250,780

                                                   Unrealized
                                                  Appreciation            Accumulated Gain
                                                   On Closing                On Closing
                                                      Date                      Date
---------------------------------------------------------------------------------------------
AmSouth Aggressive
  Growth Fund                                      $6,818,836                $1,802,796


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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately initially and annually thereafter approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Ibbotson Associates Advisors LLC. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that approval of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) arrangements in respect of the distribution of the Fund's shares, (ii) the procedures employed to determine the value of each of the Fund's assets, (iii) the Investment Adviser's management of the relationships with the Fund's


76
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Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

unaffiliated service providers, (iv) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (v) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (vi) the disclosures included in the Fund's prospectuses and reports to shareowners and
(vii) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (2) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (3) estimated expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (4) the overall organization of the Investment Adviser and the Sub-adviser, (5) the Investment Adviser's and Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund, (6) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (7) investment management staffing, and (8) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a


                                                                              77
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--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. Since the Fund had limited history of operations, the Trustees did not evaluate investment performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds


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

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee is below the median fee for the peer group of funds. Since the Fund had limited operating history, the Trustees concluded that an evaluation of the Fund's expense ratio against the expense ratio of a peer group of funds was not meaningful at this time.

F. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the Management Contract and the Sub-advisory Agreement.


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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                            Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Thomas J. Perna                         Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


 Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  March 31, 2006

* Print the name and title of each signing officer under his or her signature.